Leases - Lease Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 9
2023	6
2024	5
2025	4
2026	4
After 2026	32
Total lease payments	60
Less: Interest	26
Present value of lease liabilities	34	$ 41
Finance Leases
2022	2
2023	2
2024	1
2025	1
2026	1
After 2026	3
Total lease payments	10
Less: Interest	2
Present value of lease liabilities	8	$ 10
Total
2022	11
2023	8
2024	6
2025	5
2026	5
After 2026	35
Total lease payments	70
Less: Interest	28
Present value of lease liabilities	$ 42